Provisions - Additional Information (Detail) $ in Thousands	6 Months Ended
Jun. 30, 2021 USD ($)
Disclosure of provisions [line items]
Provisions for termination benefits	$ 1,230
Provisions reversed for termination benefits	(330)
Pension service cost [member]
Disclosure of provisions [line items]
Provisions for termination benefits	300
Commercial litigation [member]
Disclosure of provisions [line items]
Provisions for termination benefits	900
Provisions reversed for termination benefits	(400)
Settlement of Employee Litigation [Member]
Disclosure of provisions [line items]
Provisions reversed for termination benefits	$ (200)